Goodwill And Other Intangible Assets (Schedule Of Amortized Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Foreign Currency Translation Adjustments	$ 167	$ (638)
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	25,478	25,528
Foreign Currency Translation Adjustments	(233)	(354)
Accumulated amortization	11,002	6,966
Wireless Acquisitions [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	942	1,055
Foreign Currency Translation Adjustments	0	0
Accumulated amortization	715	679
BellSouth Corporation [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	4,450	4,450
Foreign Currency Translation Adjustments	0	0
Accumulated amortization	4,429	4,347
DIRECTV [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	19,547	19,505
Foreign Currency Translation Adjustments	(125)	(294)
Accumulated amortization	5,618	1,807
AT&T Corp [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	33	33
Foreign Currency Translation Adjustments	0	0
Accumulated amortization	26	23
Mexican wireless [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	506	485
Foreign Currency Translation Adjustments	(108)	(60)
Accumulated amortization	214	110
Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	2,942	2,905
Foreign Currency Translation Adjustments	(7)	0
Accumulated amortization	1,394	424
Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	707	686
Foreign Currency Translation Adjustments	(3)	0
Accumulated amortization	283	195
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	29,127	29,119
Foreign Currency Translation Adjustments	(243)	(354)
Accumulated amortization	$ 12,679	$ 7,585